Collaborative Arrangements (Details) - USD ($)	1 Months Ended	3 Months Ended								12 Months Ended
	Aug. 31, 2020	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2021
Collaborative Arrangements of Contribution [Abstract]
Research and development expenses		$ 1,979,491	$ 893,215	$ 638,753	$ 29,082	$ 21,265	$ 37,640	$ 0	$ 43,633	$ 3,540,540	$ 102,538
Cooperative Research and Development Agreement [Member]
Collaborative Arrangements of Contribution [Abstract]
Estimated total contribution of project												$ 1,200,000
Contribution in cash	$ 1,200,000
Contribution in-kind, personnel salaries	$ 600,000
Collaborative Arrangements [Member]
Collaborative Arrangements of Contribution [Abstract]
Research and development expenses										$ 708,647